Included in (Loss)/Profit Before Royalties and Taxation	12 Months Ended
Dec. 31, 2018
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Included in (Loss)/Profit Before Royalties and Taxation

		United States Dollar
	Figures in millions unless otherwise stated	2018	2017	2016
7.	INCLUDED IN (LOSS)/PROFIT BEFORE ROYALTIES AND TAXATION ARE THE FOLLOWING:
	Operating lease charges[1]	(2.3)	(2.4)	(2.8)
	Profit on buy-back of notes[1]	—	—	17.7
	Social contributions and sponsorships[1]	(15.1)	(19.6)	(19.3)
	Global compliance costs[1]	—	—	(0.1)
	Loss on sale of inventory[1,2]	(8.9)	—	—
	Rehabilitation income[1] – continuing operations	0.9	13.5	9.7
	Rehabilitation income[1] – discontinued operations	—	—	0.2
	Restructuring costs[3]	(113.9)	(9.2)	(11.7)

[1]	Included under “Other costs, net” in the consolidated income statement.
[2]	The loss on sale of inventory related to the sale of inventory at Tarkwa as part of the transition to contractor mining.
[3]

The restructuring costs in 2018 comprise mainly separation packages at South Deep amounting to US$11.2 million (2017: US$2.3 million and 2016: US$nil), Damang amounting to US$13.9 million (2017: US$2.2 million and 2016: US$9.9 million), Tarkwa amounting to US$88.8 million (2017: 4.7 million and 2016: US$0.2 million), Australia amounting to US$nil (2017: US$nil and 2016: US$1.6 million). The restructuring costs of US$88.8 million at Tarkwa in 2018 related to the transition to contractor mining.